Note 6 - Risk Management - Reconciliation Of Changes In Impairment (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
General Goverment [Member]
Risk Management Loans And Advances Sectors Line Items
Gross Carrying Amount Impaired And Accumulated Impaired By Sectors	€ 29,167	€ 28,632
Non - Performing Loans and Advances Impaired And Accumulated Impaired By Sectors	104	128
Impaired And Accumulated Impaired By Sectors	€ (92)	€ (84)
Percentaje Of Loans And Advances Impaired And Accumulated Impaired By Sectors	0.40%	0.40%
Central Banks [Member]
Risk Management Loans And Advances Sectors Line Items
Gross Carrying Amount Impaired And Accumulated Impaired By Sectors	€ 5,582	€ 3,947
Non - Performing Loans and Advances Impaired And Accumulated Impaired By Sectors	0	0
Impaired And Accumulated Impaired By Sectors	€ (8)	€ (6)
Percentaje Of Loans And Advances Impaired And Accumulated Impaired By Sectors	0.00%	0.00%
Credit Institutions [Member]
Risk Management Loans And Advances Sectors Line Items
Gross Carrying Amount Impaired And Accumulated Impaired By Sectors	€ 10,862	€ 9,175
Non - Performing Loans and Advances Impaired And Accumulated Impaired By Sectors	10	10
Impaired And Accumulated Impaired By Sectors	€ (16)	€ (12)
Percentaje Of Loans And Advances Impaired And Accumulated Impaired By Sectors	0.10%	0.10%
Other financial corporations
Risk Management Loans And Advances Sectors Line Items
Gross Carrying Amount Impaired And Accumulated Impaired By Sectors	€ 9,405	€ 9,490
Non - Performing Loans and Advances Impaired And Accumulated Impaired By Sectors	17	11
Impaired And Accumulated Impaired By Sectors	€ (63)	€ (22)
Percentaje Of Loans And Advances Impaired And Accumulated Impaired By Sectors	0.20%	0.10%
Non Financial Corporations [Member]
Risk Management Loans And Advances Sectors Line Items
Gross Carrying Amount Impaired And Accumulated Impaired By Sectors	€ 170,149	€ 169,764
Non - Performing Loans and Advances Impaired And Accumulated Impaired By Sectors	8,484	8,372
Impaired And Accumulated Impaired By Sectors	€ (6,270)	€ (6,260)
Percentaje Of Loans And Advances Impaired And Accumulated Impaired By Sectors	5.00%	4.90%
Households [Member]
Risk Management Loans And Advances Sectors Line Items
Gross Carrying Amount Impaired And Accumulated Impaired By Sectors	€ 180,585	€ 178,339
Non - Performing Loans and Advances Impaired And Accumulated Impaired By Sectors	7,394	7,838
Impaired And Accumulated Impaired By Sectors	€ (5,725)	€ (5,833)
Percentaje Of Loans And Advances Impaired And Accumulated Impaired By Sectors	4.10%	4.40%
Total
Risk Management Loans And Advances Sectors Line Items
Gross Carrying Amount Impaired And Accumulated Impaired By Sectors	€ 405,750	€ 399,347
Non - Performing Loans and Advances Impaired And Accumulated Impaired By Sectors	16,009	16,359
Impaired And Accumulated Impaired By Sectors	€ (12,174)	€ (12,217)
Percentaje Of Loans And Advances Impaired And Accumulated Impaired By Sectors	3.90%	4.10%